SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Estimated Average Useful Lives of Intangible Assets

Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated average useful lives, which are as follows:

Core technology	3-7.5 years
Complete technology	2.5 years
Contract backlogs	1 year
Customer relationship	3.5-9.5 years
Digital watermarking technology	5 years
Image tracing technology	5 years

Deposits
Details of Banks and Customer Accounting for Ten Percent or More of Total Deposits and Receivable	Details of the banks accounting for 10% or more of total deposits are as follows:

	As of December 31,
Bank	2013		2014
	%		%

Bank A	29.0		32.3
Bank B	61.7		31.7
Bank C		*	29.5

*	The amount was less than 10%.

Notes Receivable
Details of Banks and Customer Accounting for Ten Percent or More of Total Deposits and Receivable

Customers accounting for 10% or more of notes receivable are as below:

	As of December 31,
Customer	2013		2014
	%		%

Customer A	41.6		52.1
Customer B	28.3		21.3
Customer C		*	13.7

*	The amount was less than 10%.